Accounts payable and accrued liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2016
Disclosure of accrued expenses and other liabilities [text block] [Abstract]
Accrued interest		$ 3.6
Non-trade payables and accrued expenses		$ 3.6
Canada Revenue Agency withheld	$ 2.0